Business Combinations (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Subsidiary Acquired
a.	Subsidiaries acquired

	Principal Activity	Date of Acquisition	Proportion of Voting Equity Interests Acquired (%)	Consideration Transferred
				NT$	US$ (Note 4)

ITGEU	Trading company	October 21, 2021	100.00	$50,368

SER	Engaged in the design and manufacturing of electronic components	November 2, 2021	100.00	$217,919

Hirschmann	Holding company and the group engaged in the design and manufacturing of automotive components	October 27, 2023	100.00	$2,016,595	$65,859

Summary of Consideration Transferred in business combination
b.	Consideration transferred

	ITGEU	SER	Hirschmann
	NT$	NT$	NT$	US$ (Note 4)

Cash	$50,368	$217,919	$2,016,595	$65,859

Summary of Assets Acquired and Liabilities Assumed at the Date of Acquisition
c.	Assets acquired and liabilities assumed at the date of acquisition

	ITGEU	SER	Hirschmann
	NT$	NT$	NT$	US$ (Note 4)

Assets

Cash and cash equivalents	68,719	$18,850	$118,419	$3,867
Trade and other receivables	41,832	40,671	1,037,227	33,874
Inventories	—	375,912	1,040,663	33,987
Property, plant and equipment	94	37,672	686,249	22,412

	ITGEU	SER	Hirschmann
	NT$	NT$	NT$	US$ (Note 4)

Intangible assets	32	368	—	—
Right-of-use assets	—	—	143,629	4,691
Others	2,828	186,377	182,769	5,969
Liabilities
Trade and other payables	(29,165)	(214,883)	(706,060)	(23,059)
Lease liabilities	—	—	(143,629)	(4,691)
Net defined benefit liabilities	—	—	(191,526)	(6,255)
Others	(858)	(227,048)	(156,293)	(5,104)

Fair value of identifiable net assets acquired	$83,482	$217,919	$2,011,448	$65,691

Summary of Goodwill Recognized on Acquisition
d.	Goodwill recognized on acquisitions or gain recognized in bargain purchase transaction

	ITGEU	SER	Hirschmann
	NT$	NT$	NT$	US$ (Note 4)

Consideration transferred	$50,368	$217,919	$2,016,595	$65,859
Less: Fair value of identifiable net assets acquired	(83,482)	(217,919)	(2,011,448)	(65,691)

Goodwill recognized on acquisition (gain recognized in bargain purchase transaction)	$(33,114)	$—	$5,147	$168

Summary of Net Cash Outflow on Acquisition of Subsidiaries
e.	Net cash outflow (inflow) on acquisition of subsidiaries

	ITGEU	SER	Hirschmann
	NT$	NT$	NT$	US$ (Note 4)

Consideration transferred	$50,368	$217,919	$1,342,602	$43,847
Less: Cash and cash equivalent acquired	(68,719)	(18,850)	(118,419)	(3,867)

Net cash outflow (inflow) on acquisition of subsidiaries	$(18,351)	$199,069	$1,224,183	$39,980

Summary of Impact of Acquisitions by Comprehensive Income
f.	Impact of acquisitions on the results of the Group
The results of operations since the acquisition date included in the consolidated statements of comprehensive income and were as follows:

	ITGEU (for the period from October 21, 2021 through December 31, 2021)	SER (for the period from November 2, 2021 through December 31, 2021)	Hirschmann (for the period from October 27, 2023 through December 31, 2023)
	NT$	NT$	NT$	US$ (Note 4)

Operating revenue	$75,221	$225,017	$1,071,423	$34,991

Net profit (loss)	$(4,593)	$(508)	$46,075	$1,505